Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2012	2011
Value added taxes receivable	$53	$100
Franchise taxes receivable	32	0
Prepaid expenses	322	332
Currency forward contracts	0	4
Debt issuance costs, current portion	136	120
Other	15	3
	$558	$559